Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allowance for doubtful account	$ 11,325	$ 13,453	$ 545,420
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	3,000,000,000	3,000,000,000	500,000,000
Commom stock, shares issued	1,264,165	1,147,827	164,677
Commom stock, shares outstanding	1,264,165	1,147,827	164,677
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	52,000	52,000
Preferred stock, shares outstanding	52,000	52,000
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, stated value per share	$ 1	$ 1	$ 1
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	52,000	52,000	31,000
Preferred stock, shares outstanding	52,000	52,000	31,000
Convertible Notes Payable [Member]
Debt issuance costs, net	$ 0	$ 12,500	$ 1,041,697